Discontinued Operations - Summary of Long-Term Debt, Net of Applicable Discounts or Premiums for Discontinued Operations (Detail) (Discontinued Operations [Member], USD $)
In Thousands, unless otherwise specified
Feb. 02, 2013
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	$ 370,318
Cerberus Term Loan Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	45,431
Sun Term Loan Agreements [Member]
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	107,244
12.875% 2009 Debentures due December 31, 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	139,378
7.625% 1997 Debentures due October 15, 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	78,054
3.5% 2004 Convertible Debentures due June 15, 2034 [Member]
Debt Instrument [Line Items]
Long-term debt, Discontinued operations	$ 211